United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas August 8, 2006
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1271    15730 SH       Sole                    15730
Acxiom Corp                    COM              005125109      230     9200 SH       Sole                     9200
Alltel Corp                    COM              020039103      908    14225 SH       Sole                    14225
American Express Co            COM              025816109     1168    21950 SH       Sole                    21950
Amgen Inc                      COM              031162100     1501    23007 SH       Sole                    23007
Anadarko Pete Corp             COM              032511107      267     5600 SH       Sole                     5600
Anheuser Busch Cos             COM              035229103      274     6000 SH       Sole                     6000
BJ Services                    COM              055482103     1543    41425 SH       Sole                    41425
BP Amoco PLC ADR               COM              055622104      462     6636 SH       Sole                     6636
Bristol Myers Squibb           COM              110122108      311    12035 SH       Sole                    12035
CSX Corp                       COM              126408103      211     3000 SH       Sole                     3000
Caremark Rx Inc                COM              141705103     1733    34742 SH       Sole                    34742
Carnival Corp                  COM              143658300      843    20200 SH       Sole                    20200
Caterpillar Inc                COM              149123101     1917    25741 SH       Sole                    25741
Cisco Systems Inc              COM              17275r102     1607    82277 SH       Sole                    82277
Citigroup Inc.                 COM              172967101     1576    32664 SH       Sole                    32664
Citizens Holding Co            COM              174715102     1054    46327 SH       Sole                    46327
Coca Cola Co                   COM              191216100      671    15600 SH       Sole                    15600
EMC Corp.                      COM              268648102     1057    96352 SH       Sole                    96352
Electronic Arts                COM              285512109     1059    24600 SH       Sole                    24600
Exxon Mobil Corp               COM              302290101     1403    22861 SH       Sole                    22861
First Data Corp.               COM              319963104     1615    35855 SH       Sole                    35855
Flextronics Int'l              COM              y2573f102     1416   133350 SH       Sole                   133350
General Electric Co.           COM              369604103     2651    80437 SH       Sole                    80437
International Business Machine COM              459200101     1723    22425 SH       Sole                    22425
Kohls Corp                     COM              500255104      636    10750 SH       Sole                    10750
L3 Communications              COM              502424104     1465    19425 SH       Sole                    19425
Lowes Cos Inc                  COM              548661107     1787    29462 SH       Sole                    29462
Medtronic Inc                  COM              585055106      913    19469 SH       Sole                    19469
Microsoft Corp                 COM              594918104     1189    51010 SH       Sole                    51010
Norwood Abbey Limited          COM              019619664       16    96000 SH       Sole                    96000
Oracle Corp                    COM              68389X105     1287    88848 SH       Sole                    88848
Pepsico Inc                    COM              713448108     1234    20550 SH       Sole                    20550
Pfizer Inc                     COM              717081103     1381    58820 SH       Sole                    58820
Pitney Bowes Inc               COM              724479100      677    16400 SH       Sole                    16400
Quest Diagnostics Inc.         COM              74834L100     1992    33240 SH       Sole                    33240
Schlumberger Ltd               COM              806857108     2219    34075 SH       Sole                    34075
Scotts Companies               COM              810186106     1640    38750 SH       Sole                    38750
Tellabs Inc                    COM              879664100      317    23850 SH       Sole                    23850
Texas Instrs Inc               COM              882508104     1302    42993 SH       Sole                    42993
Tyco Intl LTD New              COM              902124106     1139    41412 SH       Sole                    41412
United Parcel Service          COM              911312106     1236    15010 SH       Sole                    15010
United Technologies            COM              913017109     2389    37675 SH       Sole                    37675
Wal Mart Stores Inc            COM              931142103     3598    74697 SH       Sole                    74697
Wyeth                          COM              983024100      746    16800 SH       Sole                    16800
iShares Russell 1000 Index Fun IDX              464287598      360 5205.925 SH       Sole                 5205.925
iShares Russell 2000 Growth In IDX              464287648     1764 23990.000 SH      Sole                23990.000
iShares Russell 2000 Index Fun IDX              464287655     1658 23107.713 SH      Sole                23107.713
iShares Russell Midcap         IDX              464287499      307 3350.000 SH       Sole                 3350.000
iShares S & P 500              IDX              464287200      658 5155.000 SH       Sole                 5155.000
ishares Dow Jones Select Divid IDX              464287168     2116 33550.000 SH      Sole                33550.000
ishares Dow Jones US Health Ca IDX              464287762      212 3500.000 SH       Sole                 3500.000
ishares EAFE Index             IDX              464287465     1097 16777.956 SH      Sole                16777.956
ishares Russell 1000 Growth In IDX              464287614     1771 35023.000 SH      Sole                35023.000
ishares Russell Mid Cap Growth IDX              464287481      997 10390.000 SH      Sole                10390.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Tablle Value Total: $66,571
List of Other Included Managers:
No.		13F File Number		Name

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